Leases - Right-of-Use Lease Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Operating lease assets	$ 28,943	$ 24,324
Finance lease assets	1,727	1,509
Total leased assets	30,670	25,833
Current:
Operating lease liabilities	6,715	5,515
Finance lease liabilities	245	169
Noncurrent:
Operating lease liabilities	21,972	18,726
Finance lease liabilities	349	285
Total lease liabilities	$ 29,281	$ 24,695